Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 26, 2021	Sep. 17, 2018	Apr. 30, 2021	Jun. 30, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Compensation for services
Due to related party			$ 298,064				$ 298,064		283,271
Advances from related party									$ 301,077	101,631
Number of common stock issued										36,000
Shares issued price									$ 0.350
Proceeds from promissory notes							32,497		$ 62,974	10,000
Notes payable to related party			298,064				298,064		283,271	166,560
Accrued interest			42,152				42,152		36,070	14,828
Accrued unpaid wages			811,711				811,711		811,711	811,711
Accounts payable			51,119				51,119		51,119	51,119
Net proceeds from issuance of common stock							$ 105,000	$ 20,599	$ 35,599	$ 60,000
Warrant exercise price per share						$ 0.8100
Number of option issued										120,000
Options exercise price per share										$ 1.500
January 31, 2019 until September 1, 2019 [Member]
Related Party Transaction [Line Items]
Monthly payment of rent									$ 4,650
Two Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt instrument, description										Total principal maturities under these two notes are $106,302 due October 31, 2020 (extended from October 31, 2019) and $35,430 due October 31, 2020 (extended from January 31, 2020).
Promissory Note One [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date										Oct. 31, 2020
Debt maturity due amount										$ 106,302
Promissory Note Two [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date										Jan. 31, 2020
Debt maturity due amount										$ 35,430
CEO [Member]
Related Party Transaction [Line Items]
Due to related party			161,977				$ 161,977
Shares issued price	$ 1.176
Issuance of common stock, shares	17,006
Warrant issued	8,503
Warrants terms	3 years
Warrant exercise price per share	$ 1.646
Director [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate									10.00%
Proceeds from promissory notes									$ 120,000
Two Directors [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related party			$ 285,448				285,448		$ 270,898
Debt instrument, maturity date			Jul. 31, 2021						Oct. 31, 2020
Two Directors [Member] | Promissory Note [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date									Jul. 31, 2021
Investor [Member]
Related Party Transaction [Line Items]
Shares issued price						$ 0.579
Issuance of common stock, shares						86,430
Warrant issued						43,215
Net proceeds from issuance of common stock						$ 50,000
Warrants terms						3 years
Warrant exercise price per share						$ 0.579
Four New Directors [Member] | Non-qualified Incentive Stock Options [Member]
Related Party Transaction [Line Items]
Number of option issued					120,000	120,000
Stock option vesting periods					10 years	10 years
Options exercise price per share					$ 1.500	$ 1.500
Stock based compensation										80,421
Class A Common Stock [Member] | CEO [Member]
Related Party Transaction [Line Items]
Advances from related party				$ 24,531
Number of common stock issued				$ 51,000
Shares issued price				$ 0.481
Class A Common Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Advances from related party				$ 24,531
Number of common stock issued				$ 51,000
Shares issued price				$ 0.481
Brett Gross, CFO [Member]
Related Party Transaction [Line Items]
Due to related party									$ 161,977
Advances from related party									62,000
James Briscoe [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate		10.00%
Debt instrument, maturity date		Sep. 17, 2019
Notes payable to related party		$ 10,000
Accrued unpaid wages			$ 759,949				759,949		$ 759,949	$ 759,949
James Briscoe [Member] | September 17, 2018 [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate										10.00%
Debt instrument, maturity date										Sep. 17, 2019
Notes payable to related party										$ 10,000
James Briscoe [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate									10.00%
Proceeds from promissory notes									$ 10,000
Debt instrument, maturity date									Sep. 17, 2018
Former President [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages			15,625				15,625		$ 15,625
Patricia Madaris, CFO [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages									36,137
Spouse of James Briscoe [Member]
Related Party Transaction [Line Items]
Due to related party			$ 16,321				$ 16,321		16,321	16,321
Due to related party on credit cards guaranteed									167,000	167,000
Unpaid rent									2,610	2,610
JABA [Member]
Related Party Transaction [Line Items]
Accounts payable									$ 34,798	$ 34,798
Two Directors [Member] | Two Promissory [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate										10.00%
Advances from a director										$ 48,500